Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Disclosure of Changes in Goodwill and Intangible Assets
Goodwill and intangible assets are comprised of the following:

	2017
	Cost	Accumulated Amortization and Impairment	Net Book Value
Goodwill	$78.6	$55.4	$23.2

Intellectual property	$111.3	$111.3	$—
Other intangible assets	237.0	226.6	10.4
Computer software assets	285.3	274.1	11.2
	$633.6	$612.0	$21.6

	2018
	Cost	Accumulated Amortization and Impairment	Net Book Value
Goodwill	$253.8	$55.4	$198.4

Intellectual property	$111.3	$111.3	$—
Other intangible assets	508.0	238.2	269.8
Computer software assets	290.1	276.3	13.8
	$909.4	$625.8	$283.6
The following table details the changes to the net book value of goodwill and intangible assets for the years indicated:

	Goodwill	Other Intangible Assets	Computer Software Assets	Total
Balance — January 1, 2017	$23.2	$15.9	$9.6	$48.7
Additions	—	—	4.9	4.9
Amortization	—	(5.5)	(3.4)	(8.9)
Foreign exchange and other	—	—	0.1	0.1
Balance — December 31, 2017	23.2	10.4	11.2	44.8
Additions	—	—	3.3	3.3
Acquisitions through business combinations (note 3)	175.2	271.0	3.0	449.2
Amortization	—	(11.6)	(3.8)	(15.4)
Foreign exchange and other	—	—	0.1	0.1
Balance — December 31, 2018	$198.4	$269.8	$13.8	$482.0

Disclosure of Assumptions For Annual Impairment Assessments of Goodwill
We used the following assumptions for purposes of our Annual Impairment Assessments of goodwill for the periods shown:

Assumption	Capital equipment CGU	A&D CGU	Atrenne CGU
Annual revenue growth rate(1)	2018 — 4% over 5 year period; 2017 — 9% over 6 year period; 2016 — 7% over 7 year period	2018 — modest growth over 5 year period; 2017 — modest growth over 4 year period; 2016 — N/A	2018 — 12% over 4 year period; 2017 and 2016 — N/A
Average annual margins	2018 — above company margins; 2017 and 2016 — slightly above company margins	2018 — slightly above company margins; 2017 — used company margins; 2016 — N/A	2018 — above company margins; 2017 and 2016 — N/A
Discount rate	2018 —13%; 2017 and 2016 —17%	2018 — 11%; 2017 — 9%; 2016 — N/A	2018 — 13%; 2017 and 2016 — N/A
(1) Supported by new business awarded in recent years, and the expectation of future new business awards.